Commitments and Contigencies	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Accounting Policies [Abstract]
Commitments and Contingencies

The Company leases office space on a verbal month-to-month agreement. Monthly rent is approximately $2,600.

The inventor of the intellectual property which was assigned to Rich Pharmaceuticals, Inc. in July 2013 by Imagic, LLC and Richard L. Chang’s Holdings, LLC is presently in declaratory relief litigation with Biosuccess Biotech, Co. LTD. (“Biosuccess”), a company who was previously assigned licensing rights in the intellectual property. In connection with this litigation, on January 17, 2014, the Company received notice of a complaint filed by Biosuccess against the Company, Imagic, LLC, Richard L. Chang’s Holdings, LLC, and Ben Chang (our CEO and a director) in the United States District Court, Central District of California Western Division (the “District Court”). The Complaint includes allegations of patent and copyright infringement, misappropriation of trade secrets, breach of fiduciary duty, unfair competition and other causes of actions against the Company, Imagic, LLC, Richard L. Chang’s Holdings, LLC, and Ben Chang (the “Litigation”). The Complaint seeks relief which includes compensatory damages, attorneys’ fees and costs, an award of treble damages, and such other relief as the court may deem just and proper. In January 2015, the trial in the Litigation was concluded in the Court. The Court has not rendered a verdict in the Litigation as of the date of filing.

The Company believes the allegations in the complaint are without merit and the Company intends to defend itself in the Litigation. However, the Company has incurred expenses and the diversion of financial resources and management personnel in responding to the complaint. Additionally, an adverse determination against the Company in the Litigation may subject us to significant liabilities or require us to seek licenses that may not be available from third parties on commercially favorable terms, if at all. Further, an adverse determination against the Company in the Litigation may require us to pay substantial financial damages, which can be tripled if the infringement is deemed willful, or be required to discontinue or significantly delay development, marketing, selling and licensing of the Company’s affected products and intellectual property rights.

The Company leases office space on a verbal month-to-month agreement. Monthly rent is approximately $2,600.

The inventor of the intellectual property which was assigned to Rich Pharmaceuticals, Inc. in July 2013 by Imagic, LLC and Richard L. Chang’s Holdings, LLC is presently in declaratory relief litigation with Biosuccess Biotech, Co. LTD. (“Biosuccess”), a company who was previously assigned licensing rights in the intellectual property. In connection with this litigation, on January 17, 2014, the Company received notice of a complaint filed by Biosuccess against the Company, Imagic, LLC, Richard L. Chang’s Holdings, LLC, and Ben Chang (our CEO and a director) in the United States District Court, Central District of California Western Division (the “District Court”). The Complaint includes allegations of patent and copyright infringement, misappropriation of trade secrets, breach of fiduciary duty, unfair competition and other causes of actions against the Company, Imagic, LLC, Richard L. Chang’s Holdings, LLC, and Ben Chang (the “Litigation”). The Complaint seeks relief which includes compensatory damages, attorneys’ fees and costs, an award of treble damages, and such other relief as the court may deem just and proper. In January 2015, the trial in the Litigation was concluded in the Court. The Court has not rendered a verdict in the Litigation as of the date of this filing.

The Company believes the allegations in the complaint are without merit and the Company intends to defend itself in the Litigation. However, the Company has incurred expenses and the diversion of financial resources and management personnel in responding to the complaint. Additionally, an adverse determination against the Company in the Litigation may subject us to significant liabilities or require us to seek licenses that may not be available from third parties on commercially favorable terms, if at all. Further, an adverse determination against the Company in the Litigation may require us to pay substantial financial damages, which can be tripled if the infringement is deemed willful, or be required to discontinue or significantly delay development, marketing, selling and licensing of the Company’s affected products and intellectual property rights.